Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax		$ 0.0	$ 0.0
Currency translation adjustments		0.9	(3.0)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ (221.5)	(212.2)	(225.2)
Other comprehensive loss	29.0
Ending balance	974.4	(221.5)	(212.2)
Accumulated Other Comprehensive Loss [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(1.3)	(2.2)	0.8
Ending balance	(30.3)	(1.3)	$ (2.2)
Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	0.1
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0.3
Ending balance	0.2	0.3
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Currency translation adjustments	(28.9)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(1.6)
Ending balance	$ (30.5)	$ (1.6)